Prepaid expenses and other assets	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Prepaid expenses and other assets

5.	Prepaid expenses and other assets

The Company had the following prepaid expenses at the end of each reporting period:

	September 30,	December 31,
	2025	2024
	$	$
Prepaid insurance	1,377	1,700
Prepaid research and development	128	516
Other	156	210
	1,661	2,426